Note 1 - Basis of Presentation and General Information (Details) $ / shares in Units, $ in Thousands						8 Months Ended	12 Months Ended
	Sep. 26, 2025	May 06, 2025 shares	Apr. 29, 2025 shares	Apr. 17, 2025 USD ($)	Jul. 11, 2024 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Jul. 15, 2024 $ / shares shares
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Number of Controlled Companies				67
Number of Controlled Companies, Dry Bulk Vessels Owned				38
Number of Controlled Companies, Dry Bulk Vessels Previously Owned or To-be-sold				17
Number of Controlled Companies, Dry Bulk Vessels To-be-acquired				12
Proceeds from Contributions from Affiliates | $							$ 230,565	$ 0	$ 0
Number of Chartered-in Vessels						59	100	0	0
Common Stock, Shares, Issued (in shares)						24,362,000	24,362,000	10,000
Common Stock, Shares, Outstanding (in shares)						24,180,472	24,180,472	10,000
Number of Dry Bulk Vessels						31	31
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)						2,842,297	2,842,297
LIBERIA
Number of Subsidiaries						66	66
MARSHALL ISLANDS
Number of Subsidiaries						2	2
Cargill International S.A. ("Cargill") [Member] | Strategic Cooperation Agreement [Member]
Number of Additional Supramax Vessels Chartered	4
Number of Chartered-in Vessels Not Transferred	11
Number of Chartered-in Vessels	28
Cargill International S.A. ("Cargill") [Member] | Strategic Cooperation Agreement [Member] | Minimum [Member]
Charter Period (Month)	4 months
Cargill International S.A. ("Cargill") [Member] | Strategic Cooperation Agreement [Member] | Maximum [Member]
Charter Period (Month)	6 months
Spinoff [Member]
Stock Issued During Period, Shares, New Issues (in shares)		24,022,218	24,012,218
Number of Parent Company Shares Per Subsidiary Share		5
Costamare Bulkers Ships Inc. ("CBSI") [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares										$ 1
Investment Owned, Balance, Shares (in shares)										1
Costamare Inc. [Member]
Stock Issued During Period, Shares, New Issues (in shares)					10,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares					$ 0.0001
Proceeds from Contributions from Affiliates | $				$ 100,000
Payment for Debt Extinguishment or Debt Prepayment Cost | $				$ 150,225
Members of the Konstantakopoulos Family [Member]
Related Party, Percentage of Outstanding Shares						65.80%	65.80%